FINANCE COSTS (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COSTS

The components of finance costs for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Interest expenses on bank and other borrowings	7,855	8,083	12,471	86
Interest expenses on lease liabilities	13,145	13,381	9,491	66
Accretion expense	140	143	3	—	*
Total	21,140	21,607	21,965	152

*	Less than US$1,000